Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended											12 Months Ended
	May 20, 2013	Mar. 28, 2014		Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013		Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Net sales		$ 1,430.1		$ 1,661.3	$ 1,557.1	$ 1,659.1	$ 1,543.7		$ 1,622.2	$ 1,512.6	$ 1,475.2	$ 1,449.5	$ 6,421.2		$ 6,059.5		$ 5,808.2
Cost of Sales		1,298.0					1,386.8						5,717.5		5,434.6		5,213.9
Gross profit		132.1		193.8	160.2	192.8	156.9		136.7	165.4	173.7	149.1	703.7		624.9		594.3
Selling, general and administrative expenses		120.7					124.1						492.0		425.5		379.7
Goodwill impairment charge		155.1					0
Indefinite-lived intangible asset impairment charge		93.4					0
Operating income (loss)		(237.1)					32.8						211.7		199.4		214.6
Other income (expense)		(97.7)					(52.7)						(66.7)		(2.9)		(31.7)
Interest income (expense):
Interest expense		(27.4)					(29.5)						(124.9)		(106.8)		(99.2)
Interest income		1.2					1.5						6.9		6.5		7.7
Loss on extinguishment of debt													0		(9.3)		0
Interest income (expense), total		(26.2)					(28.0)						(118.0)		(109.6)		(91.5)
Income (loss) before income taxes		(361.0)					(47.9)						27.0		86.9		91.4
Income tax (provision) benefit		21.4					3.8						(38.8)		(78.6)		(38.6)
Equity in net earnings of affiliated companies		0.2					0.2						1.7		1.7		2.9
Net income (loss) including non-controlling interest		(339.4)					(43.9)						(10.1)		10.0		55.7
Less: preferred stock dividends		0					0.1						0.3		0.3		0.3
Less: net income (loss) attributable to non-controlling interest		(24.0)					1.8						7.7		5.7		0.9
Net income (loss) attributable to Company common shareholders		(315.4)		13.8	5.7	8.2	(45.8)		(15.7)	(22.9)	17.7	24.9	(18.1)		4.0		54.5
Earnings (loss) per share
Earnings (loss) per common share-basic		$ (6.42)	[1]	$ 0.28	$ 0.11	$ 0.17	$ (0.92)	[1]	$ (0.32)	$ (0.46)	$ 0.36	$ 0.50	$ (0.37)	[2]	$ 0.08	[2]	$ 1.05	[2]
Weighted average common shares-basic		49.1	[3]				49.7	[3]					49.4	[2],[3]	49.7	[2],[3]	51.9	[2],[3]
Earnings (loss) per common share-assuming dilution		$ (6.42)		$ 0.27	$ 0.11	$ 0.16	$ (0.92)		$ (0.32)	$ (0.46)	$ 0.35	$ 0.49	$ (0.37)		$ 0.08		$ 1.02
Weighted average common shares - assuming dilution		49.1	[3]				49.7	[3]					49.4	[3]	51.1	[3]	53.7	[3]
Dividends per common share	$ 0.18	$ 0.18					$ 0.00						$ 0.54
Comprehensive income (loss):
Net income (loss)		(339.4)					(43.9)						(10.1)		10.0		55.7
Currency translation gain (loss)		(10.8)					(3.6)						(46.9)		9.9		(60.6)
Defined benefit plan adjustments, net of tax of $0.5 million in the three months ended March 28, 2014, $0.0 million in three months ended March 29, 2013, $16.8 million in 2013, $7.3 million in 2012 and $12.2 million in 2011		0.9					2.7						32.0		(21.3)		(18.0)
Change in fair value of derivatives, net of tax of $0.4 million in the three months ended March 29, 2013, $0.2 million in 2013, $3.0 million in 2012 and $8.2 million in 2011		0					(0.5)						0.3		6.0		(37.6)
Comprehensive income (loss), net of tax		(349.3)					(45.3)						(24.7)		4.6		(60.5)
Comprehensive income (loss) attributable to non-controlling interest, net of tax		(25.0)					2.5						0.6		7.5		(5.1)
Comprehensive income (loss) attributable to Company common shareholders interest, net of tax		$ (324.3)					$ (47.8)						$ (25.3)		$ (2.9)		$ (55.4)

[1]	Under the two-class method, earnings (loss) per share - basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
[2]	Under the two class method, Earnings per share - basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
[3]	Denominator